INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2020	Amount	Amortization	Net
	$	$	$
Technical know-how	1,543	(1,525)	18
Computer software	41,085	(18,674)	22,411
Total intangible assets, net	42,628	(20,199)	22,429

	Gross
	Carrying	Accumulated
At December 31, 2019	Amount	Amortization	Net
	$	$	$
Technical know-how	1,428	(1,425)	3
Computer software	38,205	(15,417)	22,788
Total intangible assets, net	39,633	(16,842)	22,791